Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive “Compensation Actually Paid” (“CAP”), as calculated under applicable SEC rules, for our principal executive officer (“PEO”) and our other named executive officers (“non-PEO NEOs”) and certain financial performance measures for fiscal years 2022, 2021 and 2020.

In determining the CAP to our PEO and the CAP to our non-PEO NEOs, we are required to make various adjustments to the total compensation amounts that have been reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in the SCT. Information regarding the methodology for calculating CAP to our PEO and the CAP to our non-PEO NEOs, including details regarding the amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. Note that for non-PEO NEOs, compensation is reported as an average. As identified in the footnotes to the table, the determination of CAP includes adjustments to reflect, among other things, period-to-period changes in the value of unvested equity awards. Accordingly, such amounts do not reflect the value of compensation actually delivered to, or received by the PEO or the Non-PEO NEOs, in the period reported in the table, as the amount of actual compensation received by any executive officers depends on whether the executive officer satisfies the conditions for vesting of any such award and the value of our common stock on the date such awards vest.

The Compensation Discussion & Analysis (“CD&A”) describes the compensation setting process for our named executive officers, which is done independently from the disclosure requirements shown in this section. Accordingly, the Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income (Loss) ($) (in thousands)	Pre-tax, Pre-bonus Income (Loss) ($) (in thousands) (5)
2022	3,190,140	2,408,943	495,217	418,992	110.71	156.59	29	3,251
2021	5,466,540	6,360,497	714,357	820,325	172.94	143.36	36,844	80,312
2020	2,814,652	2,338,868	539,985	482,439	115.74	129.51	(47,483)	(72,556)

Company Selected Measure Name	Pre-tax, Pre-Bonus Income (Loss)
Named Executive Officers, Footnote [Text Block]

(1)	During 2022, our PEO was John P. D. Cato, and our remaining NEOs were Charles D. Knight, Gordon D. Smith and John R. Howe. Mr. Howe was a NEO until his retirement on May 1, 2022.
During 2021, our PEO was John P. D. Cato, and our remaining NEOs were John R. Howe, Gordon D. Smith and Charles D. Knight. Mr. Knight joined the Company on January 17, 2022.
During 2020, our PEO was John P. D. Cato, and our remaining NEOs were John R. Howe, Gordon D. Smith and M. Tim Greer. Mr. Greer was a NEO until his retirement on May 20, 2020.

Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100. The TSR peer group utilizes the Dow Jones US, Apparel Index, which we use in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company’s Form 10-K for the years reflected in the table above.
PEO Total Compensation Amount	$ 3,190,140	$ 5,466,540	$ 2,814,652
PEO Actually Paid Compensation Amount	$ 2,408,943	6,360,497	2,338,868
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The following table sets forth the adjustments made to arrive at CAP to our PEO during each of the years presented:

	Adjustments to determine Compensation “Actually Paid” for PEO	2022	2021	2020
	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(1,508,226)	(1,883,682)	(1,167,561)
	Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,112,481	2,256,785	1,194,885
	Increase/Deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(662,872)	667,952	(490,775)
	Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	277,420	(147,098)	(12,333)
	Total Adjustments	(781,197)	893,957	(475,784)

Non-PEO NEO Average Total Compensation Amount	$ 495,217	714,357	539,985
Non-PEO NEO Average Compensation Actually Paid Amount	$ 418,992	820,325	482,439
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	The following table sets forth the adjustments made to arrive at CAP to our Non-PEO NEOs during each of the years presented:

	Adjustments to determine Compensation “Actually Paid” for Non-PEO NEOs	2022	2021	2020
	Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(172,063)	(238,063)	(141,230)
	Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	126,915	285,217	144,535
	Increase/Deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(75,622)	84,417	(59,365)
	Increase/Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	44,545	(25,603)	(1,485)
	Total Adjustments	(76,225)	105,968	(57,545)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between CAP and TSR of the Company and Peer Group

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between CAP and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Pre-tax Pre-bonus Income (Loss)

Tabular List [Table Text Block]

The following financial performance measures are the only financial performance measures the Company used to link CAP (as calculated in accordance with SEC rules) to Company performance.

●	Pre-Tax, Pre-bonus Income (Loss)

●	Net Income

Pre-tax, Pre-bonus Income (Loss) is discussed in detail in “2022 Executive Compensation—Compensation Discussion and Analysis” in this proxy statement, including the use of this measure in annual cash incentive compensation awards.

Total Shareholder Return Amount	$ 110.71	172.94	115.74
Peer Group Total Shareholder Return Amount	156.59	143.36	129.51
Net Income (Loss)	$ 29,000	$ 36,844,000	$ (47,483,000)
Company Selected Measure Amount	3,251,000	80,312,000	(72,556,000)
PEO Name	John P. D. Cato	John P. D. Cato	John P. D. Cato
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax, Pre-bonus Income (Loss)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (781,197)	$ 893,957	$ (475,784)
PEO [Member] | Deduction For Amounts Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,508,226)	(1,883,682)	(1,167,561)
PEO [Member] | Increase For Fair Value Of Awards Granted Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,112,481	2,256,785	1,194,885
PEO [Member] | Increase Or Deduction For Change In Fair Value Awards Granted Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(662,872)	667,952	(490,775)
PEO [Member] | Increase Or Deduction For Change In Fair Value Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	277,420	(147,098)	(12,333)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(76,225)	105,968	(57,545)
Non-PEO NEO [Member] | Deduction For Amounts Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(172,063)	(238,063)	(141,230)
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	126,915	285,217	144,535
Non-PEO NEO [Member] | Increase Or Deduction For Change In Fair Value Awards Granted Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,622)	84,417	(59,365)
Non-PEO NEO [Member] | Increase Or Deduction For Change In Fair Value Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 44,545	$ (25,603)	$ (1,485)